Redeemable Noncontrolling Interests and Noncontrolling Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Notes to Financial Statements [Abstract]
Redeemable Noncontrolling Interests and Noncontrolling Interest
Redeemable Noncontrolling Interests
As of December 31, 2009, a noncontrolling interest held an approximate 6% residual interest in our Fine Living Network ("FLN"). In January 2010, we reached agreement with the noncontrolling interest owner to acquire their 6% residual interest in FLN for cash consideration of $14.4 million.
A noncontrolling interest holds a 35% residual interest in the Travel Channel. The noncontrolling interest has the right to require us to repurchase their interest and we have an option to acquire their interest. The noncontrolling interest will receive the fair value for their interest at the time their option is exercised. The put option on the noncontrolling interest in the Travel Channel becomes exercisable in 2014. The call option becomes exercisable in 2015.
A noncontrolling interest holds an 11% residual interest in our international venture with Chello Zone Media. The noncontrolling interest has the right to require us to repurchase their interest and we have an option to acquire their interest. The noncontrolling interest will receive the greater of $3.4 million or fair value for their interest at the time their option is exercised. The put and call options on the noncontrolling interest in the venture become exercisable in 2012.
Our condensed consolidated balance sheets include a redeemable noncontrolling interests balance of $162 million at March 31, 2011 and $158 million at December 31, 2010.
Noncontrolling Interest
A noncontrolling interest holds a 31% residual interest in the Food Network partnership, which is comprised of the Food Network and the Cooking Channel. The partnership agreement specifies a dissolution date of December 31, 2012. If the term of the partnership is not extended prior to that date, the agreement permits the Company, as the holder of approximately 80% of the applicable votes, to reconstitute the partnership and continue its business. If the partnership is not extended or reconstituted, it will be required to limit its activities to winding up, settling debts, liquidating assets and distributing proceeds to the partners in proportion to their partnership interests.

As of December 31, 2009, a noncontrolling interest held an approximate 6% residual interest in FLN. In January 2010, we reached agreement with the noncontrolling interest owner to acquire their 6% residual interest in FLN for cash consideration of $14.4 million. In 2008, we had previously acquired the 3.75% interest in FLN from a noncontrolling owner of FLN for cash consideration of $9.0 million.
A noncontrolling interest holds a 35% residual interest in the Travel Channel. The noncontrolling interest has the right to require us to repurchase their interest and we have an option to acquire their interest. The noncontrolling interest will receive the fair value for its interest at the time their option is exercised. The put options on the noncontrolling interest in the Travel Channel become exercisable in 2014. The call options become exercisable in 2015.
During the third quarter 2010, SNI contributed cash of $7.9 million to our international venture with Chello Zone Media (“Chello”). The contribution reduced Chello’s noncontrolling interest in the venture to 11%. The noncontrolling interest has the right to require us to repurchase their interest and we have an option to acquire their interest. The noncontrolling interest will receive the greater of $3.4 million or fair value for their interest at the time their option is exercised. The put and call options on the noncontrolling interest in the venture become exercisable in 2012.
Our consolidated balance sheets include a redeemable noncontrolling interest balance of $158 million at December 31, 2010 and $114 million at December 31, 2009.

             The Food Network is operated and organized under the terms of a general partnership ( the “Partnership”). SNI and a noncontrolling owner hold interests in the Partnership.
During 2010, we completed the rebranding of FLN to the Cooking Channel and subsequently contributed the membership interest of the Cooking Channel to the Partnership in August of 2010. The unamortized carrying value of the net assets contributed totaled $51.4 million and were primarily comprised of program assets and network distribution assets pertaining to affiliation agreements previously secured by FLN. The fair value of the net assets significantly exceeded the carrying value at the date of contribution.
In accordance with the terms of the Partnership agreement, the noncontrolling interest owner is required to make a pro-rata capital contribution to maintain its proportionate interest in the Partnership. Based on the fair value of the assets contributed by SNI, the noncontrolling interest owner is required to make a $52.8 million contribution. At the close of our 2010 fiscal year, the noncontrolling owner had not made this contribution, and its ownership interest in the Partnership was diluted from 31 percent to 25 percent. Accordingly, for the four months following the Cooking Channel contribution, profits were allocated to the noncontrolling owner at its reduced ownership percentage, reducing net income attributed to noncontrolling interest by $8.0 million in 2010.
On February 28, 2011, the noncontrolling owner made the $52.8 million pro-rata contribution to the Partnership and its ownership interest was returned to the pre-dilution percentage as if this pro-rata contribution had been made as of the date of the Cooking Channel contribution.
The Food Network partnership agreement specifies a dissolution date of December 31, 2012. If the term of the partnership is not extended prior to that date, the agreement permits the Company, as the holder of approximately 80% of the applicable votes, to reconstitute the partnership and continue its business. If the partnership is not extended or reconstituted it will be required to limit its activities to winding up, settling debts, liquidating assets and distributing proceeds to the partners in proportion to their partnership interests.